ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of Major Subsidiaries (Details)	Dec. 31, 2024
YouRace HK
Subsidiaries ownership:
Percentage of legal ownership	100.00%
YouRace Hengchuang
Subsidiaries ownership:
Percentage of legal ownership	100.00%
Hengyuda
Subsidiaries ownership:
Percentage of legal ownership	100.00%
Yiren Information
Subsidiaries ownership:
Percentage of legal ownership	100.00%
Hengfengyi
Subsidiaries ownership:
Percentage of legal ownership	100.00%